LONG-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2017	Aug. 31, 2015	Oct. 31, 2014	Apr. 30, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity method investments:
Earnings (loss) in equity method investments, net of tax					$ (2,463)	$ 55,985	$ (7,840)
Equity Method Investment, Additional Information					1,500	1,500
Hylink [Member]
Equity method investments:
Equity Method Investment, Ownership Percentage				2.00%
Equity Investment with Readily Determinable Fair Values					$ (2,141)
Cash contribution made to acquire investments				$ 2,381
Available-for-sale:
Unrealized holding gains (loss)						$ 7,489
Plum Inc [Member]
Equity method investments:
Number of shares purchased		2,304,205
Payment for equity method investments		$ 10,500
Earnings (loss) in equity method investments, net of tax					$ 1,826	$ 1,452	1,352
Equity Method Investment, Ownership Percentage					19.64%	26.64%
Plum Inc [Member] | Debt Security [Member]
Available-for-sale:
Payments to acquire investments	$ 2,000
Fundrise LP [Member]
Equity method investments:
Payment for equity method investments			$ 10,000
Earnings (loss) in equity method investments, net of tax					$ 276	$ 148	$ 249
Equity Method Investment, Ownership Percentage					98.04%	98.04%